Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment
Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2024 and 2023 were as follows:

	Buildings and facilities	Machinery and equipment	Others (i)	Total
Net book amount at the June 30, 2022	60,328	1,896	1,772	63,996
Costs	107,126	33,565	7,586	148,277
Accumulated depreciation	(46,798)	(31,669)	(5,814)	(84,281)
Balances at June 30, 2022	60,328	1,896	1,772	63,996
Additions	1,820	858	268	2,946
Disposals	(12,565)	-	(7)	(12,572)
Currency translation adjustment	-	-	(11)	(11)
Transfers	(11,934)	93	-	(11,841)
Depreciation charges (ii)	(3,500)	(1,003)	(312)	(4,815)
Net book amount at the June 30, 2023	34,149	1,844	1,710	37,703
Costs	84,445	34,516	7,837	126,798
Accumulated depreciation	(50,296)	(32,672)	(6,127)	(89,095)
Balances at June 30, 2023	34,149	1,844	1,710	37,703
Additions	2,245	689	393	3,327
Disposals	-	(7)	(5)	(12)
Currency translation adjustment	-	-	(5)	(5)
Transfers	-	10	-	10
Depreciation charges (ii)	(3,300)	(819)	(346)	(4,465)
Net book amount at the June 30, 2024	33,094	1,717	1,747	36,558
Costs	86,690	35,208	8,220	130,118
Accumulated depreciation	(53,596)	(33,491)	(6,473)	(93,560)
Balances at June 30, 2024	33,094	1,717	1,747	36,558

(i)	Includes furniture and fixtures and vehicles.
(ii)

As of June 30, 2024 and 2023, depreciation charges of property, plant and equipment were recognized: ARS 3,306 and ARS 3,422 in "Costs", ARS 1,147 and ARS 1,375 in "General and administrative expenses" and ARS 12 and ARS 18 in "Selling expenses", respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).